SCHEDULE OF TRADE PAYABLES AND ACCRUED LIABILITIES (Details) - CAD ($)	Jun. 30, 2026	Dec. 31, 2025
Notes and other explanatory information [abstract]
Trades payables	$ 18,808	$ 226,315
VAT, income and dividend taxes payable	20,884	8,450
Salaries payable	91,613	82,772
Trade payables and accrued liabilities	$ 131,305	$ 317,537